RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
Actuarial gains (losses)	£ (5,443)	£ (4,958)
Charge for the year	(206)	(201)
Exchange and other adjustments	1	10
The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
Actuarial gains (losses)	(3,365)	(3,473)
Charge for the year	(97)	(98)
Exchange and other adjustments	0	24
Other post retirement benefit plans, defined benefit | The Group
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
At 1 January	(126)	(124)
Actuarial gains (losses)	16	(6)
Insurance premiums paid	4	7
Charge for the year	(3)	(4)
Exchange and other adjustments	0	1
At 31 December	(109)	(126)
Other post retirement benefit plans, defined benefit | The Bank
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Other Post-Retirement Benefits Obligation [Line Items]
At 1 January	(85)	(84)
Actuarial gains (losses)	15	(3)
Insurance premiums paid	3	5
Charge for the year	(2)	(2)
Exchange and other adjustments	1	(1)
At 31 December	£ (68)	£ (85)